Operating Leases (Details) - USD ($)			6 Months Ended
	Mar. 02, 2025	Nov. 30, 2024	Jan. 31, 2026	Jan. 31, 2025
Operating Leases [Line Items]
Termination amount		$ (13,000)		$ (13,000)
Lease agreement	1 year
Rent expenses			$ 6,000	$ 12,000
Sat Hing Pat [Member]
Operating Leases [Line Items]
Rental fee	$ 1,000